Long-Term Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long-Term Debt

NOTE 14	Long-Term Debt
Long-term debt (debt with original maturities of more than one year) at December 31 consisted of the following:

(Dollars in Millions)	Rate Type		Rate (a)	Maturity Date	2021	2020

U.S. Bancorp (Parent Company)
Subordinated notes	Fixed		2.950%	2022	$1,300	$1,300
	Fixed		3.600%	2024	1,000	1,000
	Fixed		7.500%	2026	199	199
	Fixed		3.100%	2026	1,000	1,000
	Fixed		3.000%	2029	1,000	1,000
	Fixed		2.491%	2036	1,300	–
Medium-term notes	Fixed		.850% - 3.950%	2022 - 2030	12,631	15,492
	Floating		.855%	202 1	–	250
Other (b)					472	683

Subtotal					18,902	20,924

Subsidiaries
Federal Home Loan Bank advances	Fixed		6.440% - 8.250%	2023 - 2026	2	1,003
	Floating	(d)	.384% - .710%	2022 - 2026	3,272	3,272
Bank notes	Fixed		1.950% - 3.400%	2022 - 2025	5,700	9,100
	Floating	(d)	– % - .604%	2022 - 2059	3,337	5,888
Other (c)					912	1,110

Subtotal					13,223	20,373

Total					$32,125	$41,297
(a)	Weighted-average interest rates of medium-term notes, Federal Home Loan Bank advances and bank notes were 2.51 percent, .65 percent and 1.80 percent, respectively.
(b)	Includes debt issuance fees and unrealized gains and losses and deferred amounts relating to derivative instruments.
(c)
Includes consolidated community development and
tax-advantaged
investment VIEs, finance lease obligations, debt issuance fees, and unrealized gains and losses and deferred amounts relating to derivative instruments.

(d)
Includes $3.3 billion of Federal Home Loan Bank advances and $2.3 billion of bank notes, whose interest is calculated by reference to LIBOR. The outstanding debt contains fallback provisions in the event that LIBOR is no longer published or quoted, but these fallback provisions have not yet been utilized.

The Company has arrangements with the Federal Home Loan Bank and Federal Reserve Bank whereby the Company could have borrowed an additional $101.0 billion and $96.5 billion at December 31, 2021 and 2020, respectively, based on collateral available.
Maturities of long-term debt outstanding at December 31, 2021, were:

(Dollars in Millions)	Parent Company	Consolidated
2022	$2,311	$4,834
2023	–	3,847
2024	5,740	5,768
2025	2,240	5,804
2026	2,685	4,200
Thereafter	5,926	7,672

Total	$18,902	$32,125